Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net income	$ (2,061,897)	$ 148,092	$ 172,315	$ 4,626,782
Adjustments to reconcile net income to net cash provided by operating activities:
Realized gains on marketable securities held in Trust Account			0	(2,538,270)
Loss on extinguishment of debt	1,822,844	0
Accrued dividends on marketable securities held in Trust Account	2,120	(232,399)	170,488	(230,530)
Sponsor waiver of administrative services fees	30,000	30,000	120,000	240,000
Covenant Fees	0	(35,000)
Changes in current assets and current liabilities:
Prepaid expenses	6,670	(57,109)	9,178	478,996
Accounts payable	57,666	(84,436)	197,831	124,164
Accrued expenses	180,392	222,064	496,785	163,864
Accrued offering costs			0	(279,678)
Accrued interest – related party	32,869	18,587	101,342	28,288
Due from related party			0	(3,387)
Net cash provided by operating activities	70,664	9,799	1,267,939	2,610,229
Cash Flows from Investing Activities:
Purchase of treasury and other marketable securities	(260,678)	(656,943)	(2,842,995)	(396,313,420)
Proceeds from redemption of treasury securities			38,596,223	541,873,187
Net cash provided by investing activities	(260,678)	(656,943)	35,753,228	145,559,767
Cash Flows from Financing Activities:
Proceeds from promissory note – related party	110,000	600,000	1,520,000	1,230,000
Payment of redemptions to Class A ordinary shareholders			(38,596,223)	(149,486,187)
Net cash used in financing activities	110,000	600,000	(37,076,223)	(148,256,187)
Net Change in Cash	(80,014)	(47,144)	(55,056)	(86,191)
Cash – Beginning	83,227	138,283	138,283	224,474
Cash-Ending	3,213	91,139	83,227	138,283
Supplemental Disclosure of Non-cash Financing Activities:
Remeasurement of Class A ordinary shares subject to possible redemption	258,588	$ 889,342	2,672,507	6,695,220
Reserve for credit losses			505,000	0
Sponsor capital contribution for waiver of administrative services fees			$ 120,000	$ 240,000
Substantial premium on promissory note issuance	$ 1,822,844